Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from other banks	$ 183,048	$ 178,868
Interest bearing deposits in other banks	675,741	455,538
Restricted cash ($38,913 in 2011 and $41,243 in 2010 held by variable interest entities ("VIEs")	62,727	62,249
Securities available for sale at fair value	62,803	465,020
Investment securities, at cost which approximates fair value	256	2,033
Tax certificates, net of allowance of $7,488 in 2011 and $8,811 in 2010	46,488	89,789
Federal Home Loan Bank ("FHLB") stock, at cost which approximates fair value	18,308	43,557
Loans held for sale	55,601	29,765
Loans receivable, net of allowance for loan losses of $129,887 in 2011 $162,139 in 2010	2,442,236	3,009,721
Notes receivable, including gross securitized notes of $375,904 in 2011 and $420,274 in 2010, net of allowance of $73,260 in 2011 and $93,398 in 2010	517,836	574,969
Accrued interest receivable	18,432	22,010
Inventory	213,325	265,319
Real estate owned	87,174	74,488
Investments in unconsolidated affiliates	12,343	12,455
Properties and equipment, net	191,568	206,189
Goodwill	12,241	12,241
Intangible assets, net	72,804	78,918
Assets held for sale		37,334
Assets held for sale from discontinued operations	35,035	90,654
Prepaid Federal Deposit Insurance Corporation ("FDIC") deposit insurance assessment	12,715	22,008
Other assets	57,474	79,941
Total assets	4,778,155	5,813,066
Liabilities:
Interest bearing deposits	2,433,216	2,758,032
Non-interest bearing deposits	846,636	792,012
Deposits held for sale		341,146
Total deposits	3,279,852	3,891,190
Advances from FHLB		170,000
Securities sold under agreements to repurchase		21,524
Other short term borrowings		1,240
Receivable-backed notes payable, (including $385,140 in 2011 and $459,030 in 2010 held by VIEs	478,098	569,214
Notes and mortgage notes payable and other borrowings	108,533	228,184
Junior subordinated debentures	477,316	461,568
Deferred income taxes	24,645	28,663
Deferred gain on settlement of investment in subsidiary	29,875	11,305
Liabilities related to assets held for sale from discontinued operations	11,156	11,387
Other liabilities	174,634	186,634
Total liabilities	4,584,109	5,580,909
Commitments and contingencies (See Note 23)
Preferred stock of $.01 par value; authorized - 10,000,000 shares:
Redeemable 5% Cumulative Preferred Stock - $.01 par value; authorized 15,000 shares issued and outstanding 15,000 shares with redemption value of $1,000 per share	11,029	11,029
Equity:
Additional paid-in capital	232,705	230,748
Accumulated deficit	(100,873)	(88,853)
Accumulated other comprehensive (loss) income	(12,863)	223
Total BFC Financial Corporation ("BFC") shareholders' equity	119,741	142,872
Noncontrolling interests	63,276	78,256
Total equity	183,017	221,128	401,826
Total liabilities and equity	4,778,155	5,813,066
Scenario, Previously Reported
Equity:
Total equity			404,395
Class A Common Stock
Equity:
Common stock	703	685
Total equity	703	685	685
Class B Common Stock
Equity:
Common stock	69	69
Total equity	$ 69	$ 69	$ 69